Note 15 - Stock-based Compensation - Options Exercised (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Number of options exercised (in shares)	144,150	699,400	558,150
Aggregate fair value	$ 2,859	$ 14,529	$ 10,718
Employee Stock Option [Member]
Number of options exercised (in shares)	144,150	699,400	558,150
Aggregate fair value	$ 5,222	$ 35,516	$ 27,973
Intrinsic value	2,364	21,463	17,223
Amount of cash received	2,858	14,053	10,750
Tax benefit recognized		$ 91	$ 5,856